DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of the directors and supervisors of the Company fell within following band (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021 CNY (¥) Option employee individual	Dec. 31, 2020 CNY (¥) Option individual	Dec. 31, 2019 CNY (¥) Option individual	Dec. 31, 2021 CNY (¥)
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 5,554,000	¥ 4,886,000	¥ 5,958,000
Number of directors and supervisors whose remuneration fell within Nil to RMB1,000,000 | individual	14	14	14
Options granted to directors or supervisors of the Company | Option	0	0	0
Emoluments paid to directors or supervisors	¥ 0	¥ 0	¥ 0
Number of highest paid employees included in the emoluments paid to directors or supervisors | employee	5
Minimum
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 0	¥ 0	¥ 0
Maximum
Directors' and supervisors' remuneration
Key management personnel compensation				¥ 1,000,000